Financial income and expenses - Text details (Detail) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income and expenses [Abstract]
Net financial income and expense			€ (137)	€ (442)	€ (359)
Increase (decrease) in financial income expense			(305)
Increase (decrease) in net interest expense			(117)	(2)
Impairment loss on financial assets			2	24	46
Financial charges related to early redemption of bonds	€ 62	€ 91
Finance income			126	65	94
Interest income			€ 40	€ 43	€ 44